Certnys

15007737

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

JUL - 9 2015

Washington, DC 20549

July 9, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Floating Rate Senior Notes due 2017, 1.000% Senior Notes due 2019, 1.700% Senior Notes due 2022 and 2.500% Senior Notes due 2025 of DH Europe Finance S.A. guaranteed by Danaher Corporation under the Exchange Act of 1934.

Sincerely,